10-Q Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments
Fixed maturity securities, available for sale, at fair value (amortized cost of $721,782 and $569,013, respectively)	$ 706,199		$ 554,624			$ 236,888
Short-term investments, at amortized cost, which approximates fair value	12,712		8,824			46,035
Total investments	718,911		563,448			282,923
Cash and cash equivalents	180,324		118,070	$ 72,623		64,659
Restricted cash and cash equivalents	18,494		1,698	10,396		15,992
Accrued investment income	6,728		4,660			1,231
Premium balances receivable	69,495		38,817			29,487
Reinsurance recoverable	192,025		139,389			63,531
Prepaid reinsurance premiums	133,992		116,732			74,541
Deferred policy acquisition costs	24,564		19,407			13,672	$ 7,909
Property and equipment, net	7,481		7,601			6,050
Income taxes receivable	1,320		1,107			0
Deferred tax assets, net	17,071		14,229			11,281
Other assets	24,768		2,701			1,840
Total assets	1,395,173		1,027,859			565,207
Liabilities
Reserve for losses and loss adjustment expenses	587,905		431,186	301,502		207,051	47,952
Unearned premiums	391,802		344,704			231,743
Reinsurance balances payable	45,767		40,440			23,687
Income taxes payable	29		42			1,517
Accrued expenses	11,287		14,900			12,028
Other liabilities	18,472		4,510			5,807
Total liabilities	1,055,262		835,782			481,833
Commitments and contingencies (Note 13)
Mezzanine equity
Performance stock units	46	$ 0	0	0	$ 0	0
Stockholders' equity
Common stock	327		240			240
Additional paid-in capital	314,636		178,543			100,204
Accumulated other comprehensive loss	(12,309)		(11,372)			(16,689)
Retained earnings	37,211		24,666			(381)
Total stockholders' equity	339,865		192,077			83,374	$ 88,725
Total mezzanine equity and stockholders' equity	339,911	$ 201,237	192,077	$ 126,641	$ 109,647	83,374
Total liabilities, mezzanine equity and stockholders' equity	$ 1,395,173		$ 1,027,859			$ 565,207